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                  Supplement Dated September 14, 1998 to the
                      Prospectus Dated September 26, 1997

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                      NUVEEN FLAGSHIP MULTISTATE TRUST I
                  Nuveen Flagship Arizona Municipal Bond Fund
                 Nuveen Flagship Colorado Municipal Bond Fund
                  Nuveen Flagship Florida Municipal Bond Fund
           Nuveen Flagship Florida Intermediate Municipal Bond Fund
                      Nuveen Maryland Municipal Bond Fund
                 Nuveen Flagship New Mexico Municipal Bond Fund
               Nuveen Flagship Pennsylvania Municipal Bond Fund
                 Nuveen Flagship Virginia Municipal Bond Fund

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This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

     As of September 11, 1998, the Nuveen Flagship New Jersey Intermediate Municipal Bond Fund was reorganized into the Nuveen Flagship New Jersey Municipal Bond Fund and is no longer available.


                      PLEASE RETAIN FOR FUTURE REFERENCE